Pear Tree PanAgora Dynamic Emerging Markets Fund
Investment Objective:
Long-term growth of capital.
Fee Table and Expenses of Emerging Markets Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Emerging Markets Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pear Tree PanAgora Dynamic Emerging Markets Fund		Ordinary Shares	Institutional Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.51%	0.49%
Acquired Fund Fees and Expenses	[1]	0.16%	0.16%
Total Annual Fund Operating Expenses		1.92%	1.65%
[1]	Fees and expenses incurred indirectly by Emerging Markets Fund as a result of investment in shares of other investment funds.

Example

This example is intended to help you compare the cost of investing in Emerging Markets Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Emerging Markets Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5 percent return each year and that Emerging Markets Fund’s operating expenses remain the same as set forth in the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Pear Tree PanAgora Dynamic Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	Expense Example, With Redemption, 10 Years
Ordinary Shares	195	602	1,035	2,239
Institutional Shares	167	519	895	1,950

Portfolio Turnover

Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Emerging Markets Fund’s performance.  During the most recent fiscal year, Emerging Markets Fund’s portfolio turnover rate was 25 percent of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Emerging Markets Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, including depository receipts, warrants and rights, of emerging markets issuers, that is, an issuer having a country classification assigned by MSCI from a country included in the MSCI Emerging Markets Index (“MSCI EM”).  Emerging Markets Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe. Emerging Markets Fund may invest greater than 25 percent of its assets in a particular region, but not in a single country in that region. Emerging Markets Fund may invest in companies of any capitalization.

To manage Emerging Markets Fund’s assets, the fund allocates its assets between two proprietary strategies: an alpha modeling strategy and a risk-parity strategy.  The alpha modeling strategy integrates a variety of measures including firm-specific, sector-specific and region-specific factors using a quantitative framework to build custom-tailored alpha models for a universe of emerging markets securities. The risk-parity strategy deploys a proprietary portfolio construction process in an attempt to balance risk across the countries, sectors and issuers represented in the MSCI EM.  The sub-adviser seeks to identify the contribution to a portfolio’s risk from exposures to various countries, sectors, and issuers then attempts to balance risk across these dimensions to improve diversification, rather than rely on the securities’ market weights reflected in the MSCI EM.    The Emerging Markets Fund currently invests in Pear Tree PanAgora Risk Parity Emerging Markets Fund to achieve it risk-parity exposure.

In addition to emerging markets securities, Emerging Markets Fund also may invest in forward foreign currency exchange contracts as well as other types of derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Emerging Markets Fund also may lend its securities. Emerging Markets Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds. Emerging Markets Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

It is possible to lose money by investing in Emerging Markets Fund. An investment in Emerging Markets Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Emerging Markets Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Emerging Markets Fund has significant holdings, or weaknesses associated with one or more specific companies in which Emerging Markets Fund may have substantial investments. In addition, to the extent Emerging Markets Fund invests in the risk-parity model, the fund is unlikely to benefit from market momentum preceding a market correction.

Foreign Investing. Emerging Markets Fund’s investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are especially acute for emerging markets securities.

Emerging Markets Risk. The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, political systems that are less stable, are more susceptible to governmental interference, and less liquid and efficient trading markets than those of developed countries.

Liquidity Risk. Emerging Markets Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk. The sub-adviser’s judgments about the attractiveness, value, or potential appreciation of Emerging Markets Fund’s investments may prove to be incorrect.

Investments in Another Mutual Fund.  To the extent that Emerging Markets Fund invests in another mutual fund, its investment performance would be directly related to the investment performance of the other fund.  It also would indirectly bear its proportionate share of any management and other fees paid by the other mutual fund, subjecting Emerging Markets Fund shareholders to some duplication of fees.

Large- and Mid-Capitalization Securities. Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Small- and Micro-Capitalization Securities. Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, 2 the performance of Emerging Markets Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Growth and Value Stock Investing. Different investment styles periodically come into and fall out of favor with investors. Growth stocks generally are more volatile than the overall stock market. Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Sector. Emerging Markets Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Securities Lending. Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Emerging Markets Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Emerging Markets Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Emerging Markets Fund’s investments in currency futures and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar charts and tables provide some indication of the risks of investing in Emerging Markets Fund by showing changes in Emerging Markets Fund’s performance over time. The tables also compare Emerging Markets Fund’s performance to a broad measure of market performance that reflects the type of securities in which Emerging Markets Fund invests. Past performance does not necessarily indicate how Emerging Markets Fund will perform (before and after taxes) in the future.  Updated performance information is available at www.peartreefunds.com.

Annual Return Ordinary Class (Calendar year ended December 31) Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.

Calendar year-to-date return of the Ordinary Shares of Emerging Markets Fund as of 6/30/2013 is -9.11%
Best Quarter:	Q4 2003	32.05%
Worst Quarter:	Q4 2008	(32.62)%

Average Annual Total Returns Pear Tree PanAgora Dynamic Emerging Markets Fund	Label	1 Year	5 Years	10 Years
Ordinary Shares	Before Taxes	21.82%	(3.62%)	16.79%
Ordinary Shares After Taxes on Distributions	After Taxes on Distributions	21.92%	(3.73%)	16.44%
Ordinary Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sales	14.86%	(2.95%)	15.30%
Institutional Shares	Before Taxes	22.15%	(3.39%)	17.16%
MSCI EM Index	MSCI EM Index	18.63%	(0.61%)	16.88%

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.  Actual after-tax returns may differ depending on your individual circumstances.